Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Rental Payment Under Non-cancellable Operating Lease
Year ending March 31	US$
2019	$14,507
2020	$58,027
2021	$24,178
$96,712

Period ending March 31:	USD
2019	$62,128
2020	$62,128
2021	$25,887
$150,143